Securities Act Registration No. 333-168095

Investment Company Act Registration No. 811-22439

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No. _

               ☐

Post-Effective Amendment No._3_

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

☐

Amendment No._4_

☒

(Check appropriate box or boxes.)

Grand Prix Investors Trust

(Exact Name of Registrant as Specified in Charter)

 (Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (661) 579-6647

John C. Foti

42125 Shadow Hills Drive

Lancaster, CA 93536 (Name and Address of Agent for Service)

John C. Foti

42125 Shadow Hills Drive

Lancaster, CA 93536

With copy to:

Oswald & Yap LLP

16148 Sand Canyon Ave,

Irvine, California 92618

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Irvine, State of California, on the 24th day of January 2013.

Grand Prix Investors Trust

By: Bruce G. Lee

Bruce G Lee, Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following person in the capacities on the 24th day of January, 2013.

Signature

Title

Date

John C. Foti*

Trustee, President (Principal Executive Officer),

January 24, 2013

and Treasurer (Principal Financial Officer)

Laura A. Bradford*

Trustee

January 24, 2013

Mark Prochowski

*

Trustee

January 24, 2013

*By :Bruce G  Lee, Oswald and Yap LLP

Bruce G Lee

Attorney-in-Fact